UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02032

MFS SERIES TRUST XVI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue,

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30*

Date of reporting period: March 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

March 31, 2013

MFS® GLOBAL MULTI-ASSET FUND

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 45.9%
Aerospace - 0.1%
Bombardier, Inc., 7.75%, 2020 (n)		$25,000	$28,750

Asset-Backed & Securitized - 1.2%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049		$100,000	$113,668
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039		100,000	111,983
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.806%, 2049		100,000	114,834
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.925%, 2051		50,000	57,319

			$397,804
Automotive - 0.3%
Delphi Corp., 5%, 2023		$43,000	$45,473
Ford Motor Co., 4.75%, 2043		11,000	10,238
Toyota Motor Credit Corp., 0.875%, 2015		50,000	50,317

			$106,028
Biotechnology - 0.1%
Life Technologies Corp., 6%, 2020		$40,000	$44,878

Broadcasting - 0.2%
British Sky Broadcasting Group PLC, 3.125%, 2022 (n)		$50,000	$49,858

Building - 0.1%
Mohawk Industries, Inc., 6.375%, 2016		$25,000	$27,906
Owens Corning, Inc., 6.5%, 2016		5,000	5,629

			$33,535
Cable TV - 0.4%
Cox Communications, Inc., 3.25%, 2022 (n)		$12,000	$12,191
NBCUniversal Media LLC, 5.15%, 2020		50,000	59,258
Time Warner Cable, Inc., 5%, 2020		50,000	56,895

			$128,344
Chemicals - 0.2%
Dow Chemical Co., 8.55%, 2019		$40,000	$53,767

Conglomerates - 0.0%
Roper Industries, Inc., 1.85%, 2017		$5,000	$5,041

Electrical Equipment - 0.0%
Ericsson, Inc., 4.125%, 2022		$11,000	$11,437

Emerging Market Quasi-Sovereign - 0.3%
Petrobras International Finance Co., 5.375%, 2021		$59,000	$63,661
Petroleos Mexicanos, 5.5%, 2021		20,000	22,950

			$86,611
Emerging Market Sovereign - 0.6%
Federal Republic of Nigeria, 7%, 2019	NGN	10,078,000	$51,950
Government of Poland, 5.75%, 2021	PLN	273,000	95,537
Republic of Turkey, 8%, 2034		$20,000	27,500

			$174,987

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Energy - Independent - 0.2%
Apache Corp., 4.75%, 2043		$7,000	$7,157
EOG Resources, Inc., 2.625%, 2023		7,000	6,913
Plains Exploration & Production Co., 6.875%, 2023		47,000	53,228

			$67,298
Financial Institutions - 0.2%
General Electric Capital Corp., 4.625%, 2021		$20,000	$22,516
General Electric Capital Corp., 3.1%, 2023		14,000	13,861
International Lease Finance Corp., 5.75%, 2016		18,000	19,440
SLM Corp., 6.25%, 2016		11,000	12,017

			$67,834
Food & Beverages - 0.2%
Anheuser-Busch InBev S.A., 5.375%, 2020		$50,000	$60,304
Conagra Foods, Inc., 3.2%, 2023		17,000	16,944

			$77,248
Forest & Paper Products - 0.1%
Georgia-Pacific Corp., 5.4%, 2020 (n)		$25,000	$29,580

Insurance - 0.3%
American International Group, Inc., 4.875%, 2016		$30,000	$33,384
UnumProvident Corp., 6.85%, 2015 (n)		40,000	45,089

			$78,473
Insurance - Property & Casualty - 0.5%
Aon Corp., 6.25%, 2040		$20,000	$25,564
Berkshire Hathaway, Inc., 4.5%, 2043		30,000	30,245
Chubb Corp., 6.375% to 2017, FRN to 2067		40,000	43,950
Liberty Mutual Group, Inc., 4.95%, 2022 (n)		9,000	9,868
Swiss Re Ltd., 2.875%, 2022 (n)		20,000	19,943
XL Group PLC, 6.5% to 2017, FRN to 2049		20,000	19,550

			$149,120
International Market Quasi-Sovereign - 0.1%
Statoil A.S.A., 4.25%, 2041		$20,000	$20,812

International Market Sovereign - 16.9%
Commonwealth of Australia, 5.75%, 2021	AUD	191,000	$232,950
Federal Republic of Germany, 3.75%, 2015	EUR	45,000	61,499
Federal Republic of Germany, 3.25%, 2021	EUR	146,000	221,213
Federal Republic of Germany, 6.25%, 2030	EUR	69,000	142,328
Government of Canada, 4.5%, 2015	CAD	146,000	154,150
Government of Canada, 4.25%, 2018	CAD	269,000	302,632
Government of Canada, 3.25%, 2021	CAD	71,000	78,258
Government of Canada, 5.75%, 2033	CAD	40,000	59,954
Government of Japan, 1.7%, 2017	JPY	25,600,000	288,748
Government of Japan, 1.1%, 2020	JPY	52,350,000	586,750
Government of Japan, 2.1%, 2024	JPY	30,600,000	374,607
Government of Japan, 2.2%, 2027	JPY	10,600,000	130,860
Government of Japan, 2.4%, 2037	JPY	11,700,000	147,483
Kingdom of Belgium, 4.25%, 2021	EUR	64,000	97,658
Kingdom of Spain, 4%, 2015	EUR	152,000	200,252
Kingdom of Spain, 5.5%, 2017	EUR	41,000	56,467
Kingdom of Spain, 4.6%, 2019	EUR	106,000	139,088

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Kingdom of the Netherlands, 5.5%, 2028	EUR	27,000	$49,175
Republic of Austria, 4.65%, 2018	EUR	67,000	101,707
Republic of France, 6%, 2025	EUR	51,000	90,653
Republic of France, 4.75%, 2035	EUR	75,000	123,447
Republic of Ireland, 5.5%, 2017 (e)	EUR	143,000	202,823
Republic of Ireland, 4.5%, 2020 (e)	EUR	71,000	95,089
Republic of Italy, 4.25%, 2015	EUR	129,000	171,815
Republic of Italy, 5.25%, 2017	EUR	219,000	301,394
Republic of Italy, 3.75%, 2021	EUR	130,000	163,174
Republic of Portugal, 4.45%, 2018	EUR	95,000	116,275
Republic of Portugal, 4.8%, 2020	EUR	34,000	40,389
United Kingdom Treasury, 8%, 2015	GBP	126,000	231,387
United Kingdom Treasury, 5%, 2018	GBP	107,000	196,377
United Kingdom Treasury, 8%, 2021	GBP	62,000	142,252
United Kingdom Treasury, 4.25%, 2027	GBP	4,000	7,469
United Kingdom Treasury, 4.25%, 2036	GBP	69,000	127,436

			$5,435,759
Machinery & Tools - 0.1%
Case New Holland, Inc., 7.875%, 2017		$25,000	$29,250

Major Banks - 0.7%
Bank of America Corp., 5.65%, 2018		$10,000	$11,568
Bank of America Corp., 7.625%, 2019		50,000	63,514
Goldman Sachs Group, Inc., 1.6%, 2015		5,000	5,046
Goldman Sachs Group, Inc., 5.75%, 2022		18,000	20,929
JPMorgan Chase & Co., 4.25%, 2020		40,000	43,889
Macquarie Group Ltd., 6.25%, 2021 (n)		20,000	22,220
PNC Financial Services Group, Inc., FRN, 6.75%, 2049		50,000	57,187

			$224,353
Medical & Health Technology & Services - 0.1%
Express Scripts Holding Co., 2.65%, 2017		$40,000	$41,898

Metals & Mining - 0.3%
Rio Tinto Finance (USA) PLC, 3.5%, 2022		$40,000	$41,152
Southern Copper Corp., 6.75%, 2040		25,000	28,184
Vale Overseas Ltd., 4.375%, 2022		14,000	14,365
Vale Overseas Ltd., 6.875%, 2039		13,000	14,824

			$98,525
Mortgage-Backed - 3.6%
Fannie Mae, 5.464%, 2015		$39,445	$43,003
Fannie Mae, 5.136%, 2016		31,426	34,765
Fannie Mae, 5.725%, 2016		27,002	30,376
Fannie Mae, 5.05%, 2017		28,701	31,730
Fannie Mae, 5.478%, 2017		22,863	26,363
Fannie Mae, 2.578%, 2018		30,000	31,708
Fannie Mae, 3.849%, 2018		29,388	32,750
Fannie Mae, 4.5%, 2034		138,453	149,713
Fannie Mae, 5.5%, 2037		26,178	28,553
Fannie Mae, 6%, 2037 - 2038		24,538	26,910
Fannie Mae, 5%, 2039		192,017	208,390
Fannie Mae, 4%, 2041		49,875	53,196
Freddie Mac, 3.882%, 2017		40,000	44,474

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 2.412%, 2018	$49,000	$51,644
Freddie Mac, 4.5%, 2040	1,817	1,945
Freddie Mac, TBA, 3%, 2043	88,000	89,870
Freddie Mac, TBA, 3.5%, 2043	105,000	110,229
Ginnie Mae, 5%, 2041	61,278	67,523
Ginnie Mae, TBA, 3.5%, 2043	90,000	95,977

		$1,159,119
Natural Gas - Pipeline - 0.1%
Energy Transfer Partners LP, 4.65%, 2021	$27,000	$29,389
Energy Transfer Partners LP, 3.6%, 2023	10,000	9,951

		$39,340
Network & Telecom - 0.1%
AT&T, Inc., 5.55%, 2041	$30,000	$33,068

Oil Services - 0.1%
Transocean, Inc., 6.5%, 2020	$40,000	$46,227

Other Banks & Diversified Financials - 0.3%
Banco de Credito del Peru, 6.125% to 2022, FRN to 2027 (n)	$20,000	$21,500
BB&T Corp., 3.95%, 2016	40,000	43,556
Citigroup, Inc., 6.125%, 2018	15,000	17,870
Citigroup, Inc., 3.375%, 2023	5,000	5,040
SunTrust Banks, Inc., 3.5%, 2017	9,000	9,637
U.S. Bancorp, 2.95%, 2022	6,000	5,971

		$103,574
Pharmaceuticals - 0.2%
AbbVie, Inc., 1.2%, 2015 (n)	$50,000	$50,388
Teva Pharmaceutical Finance B.V., 2.95%, 2022	14,000	14,036

		$64,424
Real Estate - 0.2%
Simon Property Group, Inc., REIT, 5.65%, 2020	$50,000	$60,319
WEA Finance LLC/WT Finance Australia, 3.375%, 2022 (n)	7,000	7,123

		$67,442
Retailers - 0.2%
Home Depot, Inc., 5.95%, 2041	$25,000	$31,774
Limited Brands, Inc., 7%, 2020	25,000	29,000
Wesfarmers Ltd., 1.874%, 2018 (z)	4,000	4,025

		$64,799
Telecommunications - Wireless - 0.0%
American Tower Corp., REIT, 4.7%, 2022	$4,000	$4,347
American Tower Corp., REIT, 3.5%, 2023	3,000	2,975

		$7,322
Tobacco - 0.2%
Altria Group, Inc., 9.7%, 2018	$14,000	$19,483
Altria Group, Inc., 2.85%, 2022	30,000	29,493

		$48,976

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Transportation - Services - 0.1%
ERAC USA Finance Co., 2.75%, 2017 (n)	$5,000	$5,208
ERAC USA Finance Co., 7%, 2037 (n)	20,000	25,517

		$30,725
U.S. Government Agencies and Equivalents - 0.4%
Small Business Administration, 4.57%, 2025	$66,061	$73,252
Small Business Administration, 2.22%, 2033	38,000	38,462

		$111,714
U.S. Treasury Obligations - 17.1%
U.S. Treasury Bonds, 6.875%, 2025 (f)	$171,000	$259,199
U.S. Treasury Bonds, 5.25%, 2029 (f)	75,000	101,742
U.S. Treasury Bonds, 4.5%, 2039 (f)	154,000	196,639
U.S. Treasury Bonds, TIPS, 0.125%, 2017 (f)	229,135	247,125
U.S. Treasury Bonds, TIPS, 1.625%, 2018	76,945	89,707
U.S. Treasury Bonds, TIPS, 1.125%, 2021 (f)	180,012	212,217
U.S. Treasury Bonds, TIPS, 2.375%, 2025 (f)	211,349	283,637
U.S. Treasury Bonds, TIPS, 2%, 2026	70,774	92,106
U.S. Treasury Bonds, TIPS, 2.375%, 2027 (f)	85,643	116,547
U.S. Treasury Bonds, TIPS, 1.75%, 2028	97,830	124,351
U.S. Treasury Bonds, TIPS, 3.625%, 2028 (f)	105,359	164,459
U.S. Treasury Bonds, TIPS, 2.5%, 2029 (f)	101,894	142,333
U.S. Treasury Bonds, TIPS, 3.875%, 2029	57,432	93,305
U.S. Treasury Bonds, TIPS, 3.375%, 2032	32,434	52,147
U.S. Treasury Bonds, TIPS, 2.125%, 2040	53,271	75,041
U.S. Treasury Bonds, TIPS, 2.125%, 2041 (f)	110,413	156,234
U.S. Treasury Bonds, TIPS, 0.75%, 2042	97,836	102,108
U.S. Treasury Notes, 3.5%, 2020 (f)	93,000	107,386
U.S. Treasury Notes, TIPS, 2%, 2014	142,935	151,288
U.S. Treasury Notes, TIPS, 1.625%, 2015	112,158	119,632
U.S. Treasury Notes, TIPS, 0.5%, 2015	136,014	142,879
U.S. Treasury Notes, TIPS, 1.875%, 2015	117,206	128,570
U.S. Treasury Notes, TIPS, 2%, 2016	136,907	152,577
U.S. Treasury Notes, TIPS, 0.125%, 2016 (f)	222,217	236,070
U.S. Treasury Notes, TIPS, 2.5%, 2016	101,484	117,404
U.S. Treasury Notes, TIPS, 2.375%, 2017	111,906	130,537
U.S. Treasury Notes, TIPS, 2.625%, 2017	85,554	102,919
U.S. Treasury Notes, TIPS, 1.375%, 2018	95,042	111,318
U.S. Treasury Notes, TIPS, 2.125%, 2019 (f)	76,152	92,882
U.S. Treasury Notes, TIPS, 1.875%, 2019	89,516	109,580
U.S. Treasury Notes, TIPS, 1.375%, 2020 (f)	127,788	152,217
U.S. Treasury Notes, TIPS, 1.25%, 2020	167,891	200,538
U.S. Treasury Notes, TIPS, 0.625%, 2021	211,496	241,899
U.S. Treasury Notes, TIPS, 0.125%, 2022 (f)	238,079	259,041
U.S. Treasury Notes, TIPS, 0.125%, 2022	253,349	276,091
U.S. Treasury Notes, TIPS, 0.125%, 2023	100,763	108,690
U.S. Treasury Notes, TIPS, 0.625%, 2043	46,074	46,182

		$5,496,597
Utilities - Electric Power - 0.1%
Progress Energy, Inc., 7.05%, 2019	$30,000	$38,063
Total Bonds		$14,752,580

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - 30.3%
Aerospace - 0.7%
Honeywell International, Inc.	1,027	$77,389
Precision Castparts Corp.	386	73,193
United Technologies Corp.	706	65,962

		$216,544
Alcoholic Beverages - 0.6%
Heineken N.V.	1,119	$84,352
Pernod Ricard S.A.	862	107,425

		$191,777
Apparel Manufacturers - 0.8%
Guess?, Inc.	1,880	$46,680
Li & Fung Ltd.	40,000	55,132
LVMH Moet Hennessy Louis Vuitton S.A.	165	28,324
NIKE, Inc., “B”	1,132	66,799
VF Corp.	345	57,874

		$254,809
Automotive - 0.8%
Delphi Automotive PLC	1,160	$51,504
DENSO Corp.	1,200	50,775
GKN PLC	9,961	40,033
Guangzhou Automobile Group Co. Ltd., “H”	42,000	35,656
Honda Motor Co. Ltd.	1,200	45,296
Kia Motors Corp.	870	43,525

		$266,789
Biotechnology - 0.2%
Gilead Sciences, Inc. (a)	1,268	$62,043

Broadcasting - 0.6%
News Corp., “A”	1,942	$59,270
Nippon Television Holdings, Inc.	1,600	23,937
Publicis Groupe S.A.	439	29,440
Walt Disney Co.	1,320	74,976

		$187,623
Brokerage & Asset Managers - 0.3%
BlackRock, Inc.	205	$52,660
Franklin Resources, Inc.	328	49,466

		$102,126
Business Services - 0.6%
Accenture PLC, “A”	979	$74,375
Cognizant Technology Solutions Corp., “A” (a)	686	52,554
Fidelity National Information Services, Inc.	1,390	55,072

		$182,001
Cable TV - 0.4%
Comcast Corp., “Special A”	1,919	$76,031
Virgin Media, Inc.	1,057	51,761

		$127,792
Chemicals - 0.1%
Celanese Corp.	909	$40,041

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 0.9%
Check Point Software Technologies Ltd. (a)	573	$26,925
Citrix Systems, Inc. (a)	520	37,523
Oracle Corp. (s)	3,261	105,461
Salesforce.com, Inc. (a)	340	60,802
Symantec Corp. (a)	1,500	37,020
TIBCO Software, Inc. (a)	1,230	24,871

		$292,602
Computer Software - Systems - 1.0%
Apple, Inc. (s)	297	$131,461
EMC Corp. (a)(s)	3,171	75,755
Hewlett-Packard Co.	4,611	109,926

		$317,142
Conglomerates - 0.1%
Hutchison Whampoa Ltd.	3,000	$31,386

Construction - 0.2%
Anhui Conch Cement Co. Ltd.	6,000	$19,994
Stanley Black & Decker, Inc.	720	58,298

		$78,292
Electrical Equipment - 0.9%
Danaher Corp. (s)	2,294	$142,572
Schneider Electric S.A.	847	61,894
Siemens AG	676	72,823

		$277,289
Electronics - 0.9%
Altera Corp.	1,780	$63,137
JDS Uniphase Corp. (a)	2,120	28,344
Mellanox Technologies Ltd. (a)	580	32,196
Microchip Technology, Inc.	2,120	77,931
NXP Semiconductors N.V. (a)	940	28,444
Taiwan Semiconductor Manufacturing Co. Ltd.	18,000	60,654

		$290,706
Energy - Independent - 1.2%
Anadarko Petroleum Corp.	740	$64,713
Cabot Oil & Gas Corp.	1,370	92,626
Cairn Energy PLC (a)	3,434	14,271
Cenovus Energy, Inc.	1,230	38,023
EOG Resources, Inc.	470	60,193
INPEX Corp.	8	42,472
Occidental Petroleum Corp.	407	31,897
Oil Search Ltd.	4,430	34,369
Pioneer Natural Resources Co.	190	23,608

		$402,172
Energy - Integrated - 1.5%
BG Group PLC	2,827	$48,496
BP PLC	13,753	96,105
Exxon Mobil Corp. (s)	2,593	233,655
Royal Dutch Shell PLC, “A”	3,757	121,536

		$499,792

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Engineering - Construction - 0.3%
Fluor Corp.	908	$60,228
JGC Corp.	2,000	50,520

		$110,748
Food & Beverages - 1.3%
Groupe Danone	2,108	$146,689
M. Dias Branco S.A. Industria e Comercio de Alimentos	900	35,791
Mondelez International, Inc.	3,043	93,146
Nestle S.A.	1,520	109,956
Want Want China Holdings Ltd.	14,000	21,460

		$407,042
Food & Drug Stores - 0.2%
Jeronimo Martins SGPS S.A.	1,920	$37,402
Lawson, Inc.	300	23,094

		$60,496
Gaming & Lodging - 0.2%
Sands China Ltd.	13,200	$68,438

General Merchandise - 0.6%
Target Corp. (s)	2,609	$178,586

Insurance - 1.1%
ACE Ltd.	678	$60,322
AIA Group Ltd.	18,000	78,833
Delta Lloyd N.V.	2,970	50,945
Hiscox Ltd. (a)	7,817	65,326
ING Groep N.V. (a)	4,665	33,114
MetLife, Inc.	1,700	64,634

		$353,174
Internet - 0.6%
eBay, Inc. (a)	728	$39,472
Google, Inc., “A” (a)	148	117,516
Rackspace Hosting, Inc. (a)	510	25,745

		$182,733
Machinery & Tools - 0.9%
Atlas Copco AB, “A”	714	$20,245
Eaton Corp. PLC	850	52,063
Glory Ltd.	1,200	28,783
Joy Global, Inc.	1,123	66,841
Roper Industries, Inc.	360	45,832
Schindler Holding AG	401	58,777
Sinotruk Hong Kong Ltd.	14,500	7,826

		$280,367
Major Banks - 2.1%
Barclays PLC	17,150	$75,870
BNP Paribas	1,063	54,565
Goldman Sachs Group, Inc.	360	52,974
HSBC Holdings PLC	7,364	78,604
JPMorgan Chase & Co. (s)	2,171	103,036
Morgan Stanley	2,410	52,972

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - continued
PNC Financial Services Group, Inc.	758	$50,407
Standard Chartered PLC	2,166	56,064
State Street Corp.	880	51,999
Wells Fargo & Co.	2,360	87,296

		$663,787
Medical & Health Technology & Services - 0.2%
Kobayashi Pharmaceutical Co. Ltd.	1,300	$62,736

Medical Equipment - 0.9%
Covidien PLC	1,325	$89,888
Sonova Holding AG	385	46,208
St. Jude Medical, Inc.	1,434	57,991
Thermo Fisher Scientific, Inc.	1,244	95,154

		$289,241
Metals & Mining - 0.4%
Iluka Resources Ltd.	4,595	$44,918
Rio Tinto Ltd.	1,927	90,328

		$135,246
Natural Gas - Distribution - 0.2%
GDF SUEZ	2,228	$42,902
Tokyo Gas Co. Ltd.	6,000	32,746

		$75,648
Oil Services - 0.4%
Dresser-Rand Group, Inc. (a)	585	$36,071
Ensco PLC, “A”	670	40,200
Schlumberger Ltd.	634	47,480

		$123,751
Other Banks & Diversified Financials - 2.5%
American Express Co.	950	$64,087
Bank Rakyat Indonesia	60,000	54,157
DBS Group Holdings Ltd.	7,000	90,535
Discover Financial Services	1,321	59,234
Erste Group Bank AG (a)	1,906	53,097
Grupo Financiero Santander Mexico S.A.B. de C.V., ADR (a)	3,560	54,931
ICICI Bank Ltd., ADR	1,354	58,087
Itau Unibanco Holding S.A., IPS	2,300	40,779
Sberbank of Russia, ADR	3,314	42,485
Siam Commercial Bank Co. Ltd.	9,000	55,309
UBS AG	4,851	74,375
UniCredit S.p.A. (a)	9,822	41,931
Visa, Inc., “A”	615	104,452

		$793,459
Pharmaceuticals - 1.8%
Bayer AG	888	$91,608
Novartis AG	2,070	147,125
Pfizer, Inc. (s)	5,539	159,856
Roche Holding AG	568	132,274
Santen Pharmaceutical Co. Ltd.	1,300	61,425

		$592,288

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Precious Metals & Minerals - 0.1%
Newcrest Mining Ltd.	1,286	$26,839

Railroad & Shipping - 0.2%
East Japan Railway Co.	200	$16,394
Union Pacific Corp.	325	46,283

		$62,677
Real Estate - 0.3%
Mitsubishi Estate Co. Ltd.	4,000	$110,257

Restaurants - 0.4%
Arcos Dorados Holdings, Inc.	4,160	$54,912
McDonald’s Corp.	720	71,777

		$126,689
Specialty Chemicals - 0.4%
Akzo Nobel N.V.	1,198	$76,055
Linde AG	352	65,456

		$141,511
Specialty Stores - 0.2%
Tiffany & Co.	810	$56,327

Telecommunications - Wireless - 0.7%
American Tower Corp., REIT	667	$51,306
KDDI Corp.	1,800	73,965
TIM Participacoes S.A., ADR	2,284	49,974
Vodafone Group PLC	13,986	39,654

		$214,899
Telephone Services - 0.7%
BT Group PLC	12,600	$53,223
China Unicom (Hong Kong) Ltd.	18,000	24,169
TDC A.S.	6,585	50,605
Telecom Italia S.p.A.	15,094	10,662
Telecom Italia S.p.A.	36,349	22,368
Verizon Communications, Inc.	1,640	80,606

		$241,633
Tobacco - 0.7%
Japan Tobacco, Inc.	5,100	$162,455
Philip Morris International, Inc.	664	61,559

		$224,014
Trucking - 0.4%
Expeditors International of Washington, Inc.	1,647	$58,814
Yamato Holdings Co. Ltd.	3,100	57,273

		$116,087
Utilities - Electric Power - 0.7%
CMS Energy Corp.	3,752	$104,831
Edison International	1,161	58,422
Energias do Brasil S.A.	8,200	51,446

		$214,699
Total Common Stocks		$9,734,298

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 19.8%
MFS Commodity Strategy Fund - Class R5 (v)	497,504	$4,641,708
MFS Global Real Estate Fund - Class R5 (v)	112,217	1,740,489
Total Underlying Affiliated Funds		$6,382,197

	First Exercise
Warrants - 0.3%
Metals & Mining - 0.1%
Merrill Lynch (Steel Authority of India Ltd.-Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	5/30/16	31,773	$36,516

Other Banks & Diversified Financials - 0.2%
Deutsche Bank (Federal Bank Ltd.-Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	5/29/18	6,000	$53,129
Total Warrants			$89,645

Money Market Funds - 4.5%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)		1,452,790	$1,452,790
Total Investments			$32,411,510

Securities Sold Short - (0.1)%
Machinery & Tools - (0.1)%
Manitowoc Co., Inc.		(1,300)	$(26,728)
Issuer/Expiration Date/Strike Price		Par Amount of Contracts
Call Options Written - 0.0%
Oracle Corp.-April 2013 @ $34		$(4)	$(36)

Other Assets, Less Liabilities - (0.7)%			(240,663)
Net Assets - 100.0%			$32,144,083

(a)	Non-income producing security.
(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $416,880, representing 1.3% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Wesfarmers Ltd., 1.874%, 2018	3/13/13	$4,000	$4,025
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRL	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 3/31/13

Forward Foreign Currency Exchange Contracts at 3/31/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Barclays Bank PLC	7,000	4/15/13	$7,266	$7,281	$15
BUY	AUD	Deutsche Bank AG	24,000	4/15/13	24,474	24,960	486
BUY	AUD	Goldman Sachs International	8,000	4/15/13	8,304	8,321	17
BUY	AUD	Westpac Banking Corp.	27,000	4/15/13	27,439	28,080	641
SELL	AUD	Merrill Lynch International Bank	49,039	4/15/13	51,224	50,999	225
SELL	AUD	Westpac Banking Corp.	16,273	4/15/13	16,936	16,923	13
BUY	CAD	Citibank N.A.	58,000	4/15/13	56,495	56,975	480
BUY	CAD	Goldman Sachs International	1,000	4/15/13	978	983	5
SELL	CAD	Barclays Bank PLC	27,573	4/15/13	27,719	27,085	634
SELL	CAD	Citibank N.A.	120,232	4/15/13	119,766	118,105	1,661
SELL	CAD	Credit Suisse Group	33,206	4/15/13	33,205	32,618	587
SELL	CAD	Goldman Sachs International	2,000	4/15/13	1,992	1,965	27
SELL	CAD	Merrill Lynch International Bank	159,428	4/15/13	161,188	156,608	4,580
SELL	CHF	Credit Suisse Group	19,000	4/15/13	20,442	20,024	418
SELL	CHF	Goldman Sachs International	15,000	4/15/13	16,115	15,808	307
SELL	CHF	JPMorgan Chase Bank N.A.	2,918,109	5/08/13	3,192,225	3,076,255	115,970
BUY	CNY	Deutsche Bank AG	14,000	4/08/13-10/15/13	2,227	2,241	14
SELL	DKK	Deutsche Bank AG	517,518	4/15/13	91,001	89,007	1,994
SELL	EUR	Barclays Bank PLC	198,730	4/15/13	264,734	254,792	9,942
SELL	EUR	Credit Suisse Group	8,000	4/15/13	10,526	10,257	269
SELL	EUR	Deutsche Bank AG	71,032	4/15/13	93,421	91,070	2,351
SELL	EUR	Goldman Sachs International	285,255	4/15/13-5/08/13	382,764	365,743	17,021
SELL	EUR	JPMorgan Chase Bank N.A.	98,248	4/15/13	133,434	125,964	7,470

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 3/31/13 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
SELL	EUR	UBS AG	163,106	4/15/13	$217,550	$209,119	$8,431
BUY	GBP	Deutsche Bank AG	39,000	4/15/13	58,261	59,255	994
BUY	GBP	JPMorgan Chase Bank N.A.	17,000	4/15/13	25,640	25,829	189
BUY	GBP	UBS AG	1,000	4/15/13	1,511	1,519	8
SELL	GBP	Barclays Bank PLC	99,367	4/15/13	157,918	150,974	6,944
SELL	GBP	Deutsche Bank AG	57,374	4/15/13	92,317	87,171	5,146
SELL	GBP	Goldman Sachs International	17,000	4/15/13	27,157	25,829	1,328
SELL	GBP	JPMorgan Chase Bank N.A.	16,000	4/15/13	25,233	24,310	923
BUY	JPY	Barclays Bank PLC	6,584,612	4/15/13	68,707	69,921	1,214
BUY	JPY	Citibank N.A.	838,000	4/15/13	8,886	8,899	13
BUY	JPY	Goldman Sachs International	77,666,800	4/15/13-5/08/13	808,285	824,860	16,575
BUY	JPY	UBS AG	4,145,000	4/15/13	43,474	44,015	541
SELL	JPY	Barclays Bank PLC	697,000	4/15/13	7,446	7,401	45
SELL	JPY	Citibank N.A.	2,671,000	4/15/13	28,997	28,363	634
SELL	JPY	Credit Suisse Group	1,181,000	4/15/13	13,225	12,541	684
SELL	JPY	Goldman Sachs International	201,843,165	4/15/13-5/08/13	2,186,803	2,143,638	43,165
SELL	JPY	JPMorgan Chase Bank N.A.	265,000	4/15/13	2,858	2,814	44
BUY	MXN	Citibank N.A.	21,000	4/15/13	1,636	1,703	67
BUY	MXN	Goldman Sachs International	25,000	4/15/13	1,957	2,028	71
BUY	MXN	UBS AG	1,110,425	4/05/13-4/15/13	87,549	90,117	2,568
BUY	MYR	Barclays Bank PLC	8,000	5/02/13	2,575	2,578	3
BUY	MYR	Deutsche Bank AG	64,709	5/02/13	20,805	20,852	47
SELL	NOK	Deutsche Bank AG	498,855	4/15/13	88,809	85,276	3,533
BUY	NZD	Deutsche Bank AG	32,000	4/15/13	26,711	26,761	50
BUY	NZD	Westpac Banking Corp.	104,027	4/15/13	86,847	86,996	149
SELL	PLN	Citibank N.A.	138,110	4/15/13	43,977	42,337	1,640
SELL	PLN	JPMorgan Chase Bank N.A.	83,115	4/25/13	26,117	25,458	659
BUY	SEK	Deutsche Bank AG	250,476	4/15/13	38,299	38,380	81
SELL	SEK	Citibank N.A.	363,000	4/15/13	56,001	55,622	379
SELL	SEK	Credit Suisse Group	6,000	4/15/13	952	919	33
SELL	SEK	Deutsche Bank AG	755,941	4/15/13	115,837	115,831	6
SELL	SEK	Goldman Sachs International	6,533,251	5/08/13	1,015,000	1,000,579	14,421
BUY	THB	HSBC Bank	723,000	6/18/13	24,294	24,598	304
BUY	THB	JPMorgan Chase Bank N.A.	956,000	4/17/13	31,547	32,615	1,068

							$277,084

Liability Derivatives
BUY	AUD	Credit Suisse Group	1,000	4/15/13	$1,047	$1,041	$(6)
SELL	AUD	Citibank N.A.	21,333	4/15/13	22,133	22,186	(53)
SELL	AUD	Credit Suisse Group	4,863	4/15/13	5,000	5,058	(58)
SELL	AUD	Goldman Sachs International	24,000	4/15/13	24,619	24,959	(340)
SELL	AUD	JPMorgan Chase Bank N.A.	1,082,639	5/08/13	1,121,341	1,123,979	(2,638)
SELL	AUD	UBS AG	27,029	4/15/13	28,000	28,109	(109)
BUY	BRL	UBS AG	107,000	5/03/13	53,089	52,806	(283)
BUY	CAD	Credit Suisse Group	3,000	4/15/13	3,038	2,947	(91)
BUY	CAD	JPMorgan Chase Bank N.A.	130,194	5/08/13	129,484	127,829	(1,655)
BUY	CAD	UBS AG	15,000	4/15/13	15,009	14,736	(273)
SELL	CAD	Barclays Bank PLC	1,000	4/15/13	973	982	(9)
SELL	CAD	Citibank N.A.	32,000	4/15/13	31,063	31,434	(371)
SELL	CAD	Goldman Sachs International	3,000	4/15/13	2,922	2,947	(25)
SELL	CAD	JPMorgan Chase Bank N.A.	831,897	5/08/13	808,000	816,775	(8,775)
BUY	CHF	Credit Suisse Group	17,000	4/15/13	18,058	17,917	(141)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 3/31/13 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	CHF	UBS AG	105,000	4/15/13	$114,086	$110,659	$(3,427)
SELL	CHF	Credit Suisse Group	3,000	4/15/13	3,152	3,162	(10)
SELL	CHF	JPMorgan Chase Bank N.A.	401,309	5/08/13	422,000	423,057	(1,057)
BUY	CNY	Deutsche Bank AG	165,000	1/15/14	26,297	26,191	(106)
SELL	CNY	Deutsche Bank AG	7,000	4/08/13	1,115	1,126	(11)
BUY	CZK	Barclays Bank PLC	248,000	4/15/13	12,721	12,353	(368)
BUY	DKK	Citibank N.A.	102,996	4/15/13	18,348	17,714	(634)
BUY	DKK	Credit Suisse Group	13,000	4/15/13	2,352	2,236	(116)
BUY	DKK	Goldman Sachs International	606,723	4/15/13	109,369	104,349	(5,020)
BUY	DKK	UBS AG	13,000	4/15/13	2,358	2,236	(122)
BUY	EUR	Barclays Bank PLC	93,000	4/15/13	125,654	119,235	(6,419)
BUY	EUR	Citibank N.A.	59,279	4/15/13	79,376	76,001	(3,375)
BUY	EUR	Credit Suisse Group	139,678	4/15/13	181,434	179,081	(2,353)
BUY	EUR	Deutsche Bank AG	188,301	4/15/13	247,124	241,421	(5,703)
BUY	EUR	Goldman Sachs International	216,446	4/15/13-5/08/13	281,427	277,540	(3,887)
BUY	EUR	JPMorgan Chase Bank N.A.	185,394	4/15/13	243,140	237,693	(5,447)
BUY	EUR	UBS AG	188,810	4/15/13	247,557	242,073	(5,484)
SELL	EUR	Deutsche Bank AG	20,000	4/15/13	25,554	25,642	(88)
BUY	GBP	Barclays Bank PLC	78,328	4/15/13	122,905	119,008	(3,897)
BUY	GBP	Goldman Sachs International	11,367	4/15/13	17,379	17,271	(108)
BUY	GBP	JPMorgan Chase Bank N.A.	350,616	5/08/13	553,111	532,643	(20,468)
SELL	GBP	Citibank N.A.	12,000	4/15/13	17,896	18,232	(336)
SELL	GBP	Goldman Sachs International	8,000	4/15/13	11,979	12,155	(176)
SELL	GBP	JPMorgan Chase Bank N.A.	535,081	5/08/13	798,000	812,875	(14,875)
BUY	JPY	Barclays Bank PLC	7,014,000	4/15/13	75,054	74,481	(573)
BUY	JPY	Credit Suisse Group	24,320,433	4/15/13	276,603	258,256	(18,347)
BUY	JPY	Goldman Sachs International	1,040,000	4/15/13	11,731	11,044	(687)
BUY	JPY	JPMorgan Chase Bank N.A.	6,063,588	4/15/13-5/08/13	65,224	64,392	(832)
BUY	JPY	Merrill Lynch International Bank	23,021,434	4/15/13	262,430	244,462	(17,968)
BUY	JPY	UBS AG	8,611,000	4/15/13	93,251	91,439	(1,812)
SELL	JPY	Barclays Bank PLC	5,082,000	4/15/13	52,881	53,965	(1,084)
SELL	JPY	Credit Suisse Group	3,141,015	4/15/13	32,984	33,354	(370)
SELL	JPY	Deutsche Bank AG	3,412,000	4/15/13	36,041	36,232	(191)
SELL	JPY	Goldman Sachs International	2,325,376	4/15/13	24,639	24,693	(54)
SELL	JPY	JPMorgan Chase Bank N.A.	2,368,000	4/15/13	24,631	25,146	(515)
SELL	JPY	UBS AG	1,257,000	4/15/13	13,021	13,348	(327)
BUY	KRW	JPMorgan Chase Bank N.A.	121,412,000	5/06/13	111,243	109,021	(2,222)
BUY	NOK	Deutsche Bank AG	578,147	4/15/13	104,246	98,830	(5,416)
BUY	NOK	Goldman Sachs International	12,527,781	4/15/13-5/08/13	2,266,699	2,139,607	(127,092)
BUY	NOK	JPMorgan Chase Bank N.A.	2,370,645	5/08/13	430,502	404,880	(25,622)
BUY	NOK	UBS AG	9,000	4/15/13	1,638	1,538	(100)
BUY	NZD	UBS AG	33,000	4/15/13	27,802	27,597	(205)
SELL	NZD	Deutsche Bank AG	31,000	4/15/13	25,558	25,925	(367)
SELL	NZD	JPMorgan Chase Bank N.A.	640,577	5/08/13	525,000	534,886	(9,886)
SELL	NZD	Westpac Banking Corp.	119,055	4/15/13	98,515	99,564	(1,049)
BUY	SEK	Citibank N.A.	176,000	4/15/13	27,914	26,968	(946)
BUY	SEK	Credit Suisse Group	56,000	4/15/13	8,703	8,581	(122)
BUY	SEK	Deutsche Bank AG	419,721	4/15/13	66,204	64,313	(1,891)
BUY	SEK	Goldman Sachs International	17,271,496	4/15/13-5/08/13	2,714,831	2,645,196	(69,635)
BUY	SEK	JPMorgan Chase Bank N.A.	7,416,907	4/15/13-5/08/13	1,165,218	1,135,927	(29,291)
BUY	SEK	UBS AG	29,000	4/15/13	4,577	4,444	(133)
BUY	SGD	Credit Suisse Group	21,000	4/15/13	17,076	16,927	(149)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 3/31/13 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	ZAR	Barclays Bank PLC	239,000	4/15/13	$27,498	$25,845	$(1,653)
BUY	ZAR	Merrill Lynch International Bank	15,000	4/15/13	1,672	1,622	(50)

							$(416,903)

Futures Contracts Outstanding at 3/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
S&P/TSE 60 Index (Short)	CAD	14	$2,005,424	June - 2013	$10,639
Nikkei 225 Index (Long)	JPY	8	1,053,302	June - 2013	67,809
TurkDEX-ISE 30 Index (Long)	TRL	122	710,290	April - 2013	64,412
MSCI Taiwan Index (Long)	USD	35	995,400	April - 2013	9,674
NIFTY Index (Short)	USD	70	800,800	April - 2013	2,039

					$154,573

Interest Rate Futures
Australian Treasury Bond 10 yr (Long)	AUD	14	$1,772,045	June - 2013	$22,032
Canadian Treasury Bond 10 yr (Long)	CAD	8	1,061,374	June - 2013	13,012
U.S. Treasury Note 10 yr (Long)	USD	12	1,583,813	June - 2013	13,573

					$48,617

					$203,190

Liability Derivatives
Equity Futures
ASX SPI 200 Index (Long)	AUD	2	$259,538	June - 2013	$(3,871)
Bovespa Index (Long)	BRL	43	1,196,650	April - 2013	(52,970)
AEX Index (Long)	EUR	6	534,440	April - 2013	(5,152)
DAX Index (Long)	EUR	2	500,012	June - 2013	(12,568)
CAC 40 Index (Long)	EUR	14	669,820	April - 2013	(16,415)
FTSE/MIB Index (Long)	EUR	6	578,323	June - 2013	(28,596)
IBEX 35 Index (Long)	EUR	8	803,445	April - 2013	(70,997)
FTSE 100 Index (Long)	GBP	6	579,002	June - 2013	(6,046)
Hang Seng Index (Short)	HKD	3	432,412	April - 2013	(163)
Hang Seng China Enterprises Index (Long)	HKD	16	1,122,949	April - 2013	(13,388)
KOSPI 200 Index (Short)	KRW	6	715,076	June - 2013	(455)
Mexico Bolsa Index (Short)	MXN	14	502,097	June - 2013	(490)
OMX 30 Index (Short)	SEK	30	547,168	April - 2013	(648)
MSCI Singapore Index (Short)	SGD	18	1,084,489	April - 2013	(15,419)
Russell 2000 Mini Index (Short)	USD	7	664,230	June - 2013	(7,581)
E-Mini S&P 500 Index (Short)	USD	12	937,620	June - 2013	(11,136)
FTSE Top 40 Index (Long)	ZAR	29	1,115,522	June - 2013	(16,589)

					$(262,484)

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 3/31/13 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Interest Rate Futures
German Euro Bond (Short)	EUR	15	$2,797,773	June - 2013	$(44,216)
United Kingdom Treasury 10 yr (Short)	GBP	7	1,263,362	June - 2013	(34,974)
Japanese Government Bond 10 yr (Short)	JPY	2	3,088,979	June - 2013	(11,527)

					$(90,717)

					$(353,201)

At March 31, 2013, the fund had cash collateral of $13,886 and liquid securities with an aggregate value of $1,943,480 to cover any commitments for securities sold short and/or certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, and written options. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$5,094,845	$—	$—	$5,094,845
Japan	842,129	—	—	842,129
United Kingdom	779,511	—	—	779,511
Switzerland	568,715	—	—	568,715
France	471,239	—	—	471,239
Netherlands	272,910	—	—	272,910
Hong Kong	202,404	31,386	—	233,790
Germany	229,888	—	—	229,888
Brazil	177,990	—	—	177,990
Other Countries	759,482	393,444	—	1,152,926
U.S. Treasury Bonds & U.S. Government Agency Equivalents	—	5,608,311	—	5,608,311
Non-U.S. Sovereign Debt	—	5,718,169	—	5,718,169
U.S. Corporate Bonds	—	1,561,386	—	1,561,386
Residential Mortgage-Backed Securities	—	1,159,119	—	1,159,119
Commercial Mortgage-Backed Securities	—	397,804	—	397,804
Foreign Bonds	—	307,791	—	307,791
Mutual Funds	7,834,987	—	—	7,834,987
Total Investments	$17,234,100	$15,177,410	$—	$32,411,510
Short Sales	$(26,728)	$—	$—	$(26,728)

Other Financial Instruments
Futures Contracts	$(117,117)	$(32,894)	$—	$(150,011)
Forward Foreign Currency Exchange Contracts	—	(139,819)	—	(139,819)
Written Options	(36)	—	—	(36)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $24,169 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $2,745,447 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$31,776,276
Gross unrealized appreciation	2,435,403
Gross unrealized depreciation	(1,800,169)
Net unrealized appreciation (depreciation)	$635,234

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	499,031	546,896	(548,423)	497,504
MFS Global Real Estate Fund	125,019	142,090	(154,892)	112,217
MFS Institutional Money Market Portfolio	1,139,014	10,032,497	(9,718,721)	1,452,790

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(287,160)	$—	$41,485	$4,641,708
MFS Global Real Estate Fund	8,382	41,215	59,584	1,740,489
MFS Institutional Money Market Portfolio	—	—	1,386	1,452,790

	$(278,778)	$41,215	$102,455	$7,834,987

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2013, are as follows:

United States	58.9%
Australia	8.4%
United Kingdom	5.2%
France	4.9%
Brazil	4.7%
Italy	4.1%
Spain	3.8%
China	3.8%
Germany	(4.6)%
Other Countries	10.8%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XVI

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: May 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: May 15, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 15, 2013

*	Print name and title of each signing officer under his or her signature.